Note 10 - Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31, 2025		Accumulated
	Cost	depreciation	Net

Buildings	$2,853	$2,087	$766
Vehicles	24,735	14,097	10,638
Furniture and equipment	139,916	89,663	50,253
Computer equipment and software	278,704	196,712	81,992
Leasehold improvements	220,843	113,030	107,813
	$667,051	$415,589	$251,462
December 31, 2024		Accumulated
	Cost	depreciation	Net

Buildings	$2,696	$1,917	$779
Vehicles	20,445	11,677	8,768
Furniture and equipment	125,879	83,631	42,248
Computer equipment and software	244,035	165,151	78,884
Leasehold improvements	189,069	92,437	96,632
	$582,124	$354,813	$227,311
Fixed assets include ROU assets - Finance leases (see note 9).